Debentures and Long-term Loans from Financial Institutions (Schedule of Terms and Debt repayment of Debentures) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Face value		₪ 2,996	₪ 3,503
Carrying amount		₪ 2,920	3,403
Debentures (Series F) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	NIS
Nominal interest rate	[1]	4.60%
Year of maturity	[1]	2017-2020
Face value	[1]	₪ 214	429
Carrying amount	[1]	₪ 223	444
Debentures (Series G) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	NIS
Nominal interest rate	[1]	6.99%
Year of maturity	[1]	2017-2019
Face value	[1]		86
Carrying amount	[1]		86
Debentures (Series H) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		1.98%
Year of maturity		2018-2024
Face value		₪ 722	836
Carrying amount		₪ 682	777
Debentures (Series I) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.14%
Year of maturity		2018-2025
Face value		₪ 643	724
Carrying amount		₪ 626	701
Debentures (Series J) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		2.45%
Year of maturity		2021-2026
Face value		₪ 103	103
Carrying amount		₪ 104	104
Debentures (Series K) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		3.55%			3.55%
Year of maturity		2021-2026
Face value		₪ 711	711		₪ 220
Carrying amount		₪ 706	705
Debentures (Series L) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		2.50%		2.50%
Year of maturity		2023-2028
Face value		₪ 603	614	₪ 401
Carrying amount		₪ 579	586
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.60%
Year of maturity		2018-2021
Face value		₪ 100	150
Carrying amount		₪ 100	150
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		5.10%
Year of maturity		2019-2022
Face value		₪ 150	200
Carrying amount		₪ 150	200
Loan from bank [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.90%
Year of maturity		2018-2019
Face value			112
Carrying amount			112
Loan from bank [Member]
Disclosure of detailed information about borrowings [line items]
Currency		NIS
Nominal interest rate		4.00%
Year of maturity		2021-2024
Face value		₪ 150
Carrying amount		150
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Face value		400	462
Carrying amount		₪ 400	₪ 462

[1]	In June 2013, the Company's rating was updated from an "ilAA-/negative" to an "ilA+/stable" rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.